Taxes - Schedule of Components of Income Tax (Benefit) Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred
Income tax expense (benefit), Deferred	$ (446)	$ (454)	$ 807,412
Income tax expense (benefit) total	5,563	(226)	808,970
China [Memer]
Current
Income tax expense (benefit), Current	6,009	228	1,560
Deferred
Income tax expense (benefit), Deferred	$ (446)	$ (454)	$ 807,410